Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail) - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Unvested Customer Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	1,608,359	1,340,310